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January 14, 2011

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:         AssetMark Funds (the “Registrant”)
Registration Nos. 811-10267 and 333-53450

Dear Sir or Madam:

This submission is being made solely to obtain a class identifier for AssetMark Opportunistic Equity Fund, a series of AssetMark Funds, which was inadvertently omitted from the 485APOS filing made on November 1, 2010.

The accession number of the previous 485APOS filing requesting the class identifier for AssetMark Opportunistic Equity Fund series is 0001137439-10-000198.

Very truly yours,

/s/ Fabio Battaglia, III
Fabio Battaglia, III